Investment in PO Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2012
Investment in PO Joint Ventures [Abstract]
Schedule of changes in our investment in PO Joint Ventures [Table Text Block]

Changes in the Company's investment in the U.S. and European PO joint ventures for 2012 and 2011 are summarized below:

	U.S. PO Joint	European PO	Total PO
Millions of dollars	Venture	Joint Venture	Joint Ventures
Investments in PO joint ventures - January 1, 2012	$274	$138	$412
Cash contributions	10	3	13
Depreciation and amortization	(22)	(8)	(30)
Effect of exchange rate changes	0	2	2
Investments in PO joint ventures - December 31, 2012	$262	$135	$397

Investments in PO joint ventures - January 1, 2011	$291	$146	$437
Cash contributions	3	5	8
Depreciation and amortization	(20)	(9)	(29)
Effect of exchange rate changes	0	(4)	(4)
Investments in PO joint ventures - December 31, 2011	$274	$138	$412